Computer hardware prepayments (Tables)	6 Months Ended
Dec. 31, 2024
Computer hardware prepayments [Abstract]
Mining Hardware Prepayments

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Mining hardware prepayments	36,057	239,841
High-performance computing hardware prepayments	11	-

Total computer hardware prepayments (See note 12 - Property, plant and equipment)	36,068	239,841
Reconciliations

	Mining hardware prepayments	High-performance computing hardware prepayments	Total computer hardware prepayments (See note 12 - Property, plant and equipment)
	US$'000	US$'000	US$'000

Balance at 1 July 2024	239,841	-	239,841
Addition during the period	337,836	38,186	376,022
Transfer to property, plant and equipment	(534,177)	(36,500)	(570,677)
Transfer to other receivables	-	(1,675)	(1,675)
Transfer to profit and loss	(1,724)	-	(1,724)
Exchange differences	(5,719)	-	(5,719)
Balance at 31 December 2024	36,057	11	36,068